Financial Costs and Loss/(Gain) on Derivatives (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2018	Jun. 30, 2017
Financial costs
Amortization and write-off of deferred loan issuance costs	$ 1,338	$ 1,698		$ 3,703	$ 3,321
Interest expense on loans	13,326	12,973		26,109	25,209
Commitment fees	135	122		268	360
Other financial costs including bank commissions	147	99		213	176
Total financial costs	$ 14,946	$ 14,892	[1]	$ 30,293	$ 29,066	[1]

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd., GAS-eight Ltd. and GAS-fourteen Ltd., acquired on May 3, 2017, July 3, 2017, October 20, 2017 and April 26, 2018, respectively, from GasLog (Note 1).